UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $450,940 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT CAP GROUP INC           COM SER A        043632108    20920   532055 SH       SOLE                   532055
ENSCO PLC                      SPONSORED ADR    29358Q109    32344   800000 SH       SOLE                   800000
FLEETCOR TECHNOLOGIES INC      COM              339041105    20738   789723 SH       SOLE                   789723
FORESTAR GROUP INC             COM              346233109     6546   600000 SH       SOLE                   600000
GOLAR LNG LTD BERMUDA          SHS              G9456A100    20935   658750 SH       SOLE                   658750
GRACE W R & CO DEL NEW         COM              38388F108    40793  1225000 SH       SOLE                  1225000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    24901   315000 SH       SOLE                   315000
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000% 1/1 52729NBM1    10190  8000000 SH       SOLE                  8000000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    27938 18750000 SH       SOLE                 18750000
LIBERTY GLOBAL INC             COM SER A        530555101    41607  1150000 SH       SOLE                  1150000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    22076   400000 SH       SOLE                   400000
NRG ENERGY INC                 COM NEW          629377508    19089   900000 SH       SOLE                   900000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    20242   765000 SH       SOLE                   765000
SOLARWINDS INC                 COM              83416B109    24222  1100000 SH       SOLE                  1100000
THERAVANCE INC                 COM              88338T104     1740    86398 SH       SOLE                    86398
TOWERS WATSON & CO             CL A             891894107    26901   450000 SH       SOLE                   450000
TRANSDIGM GROUP INC            COM              893641100    16334   200000 SH       SOLE                   200000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    52896  1425000 SH       SOLE                  1425000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    20528   800000 SH       SOLE                   800000